NONCONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2015
NONCONTROLLING INTEREST
NONCONTROLLING INTERESTS

10. NONCONTROLLING INTERESTS

ALBERTA CLIPPER DROP DOWN

On January 2, 2015, Enbridge transferred its 66.7% interest in the United States segment of the Alberta Clipper pipeline, held through a wholly-owned Enbridge subsidiary in the United States, to EEP for aggregate consideration of $1.1 billion (US$1 billion), consisting of approximately $814 million (US$694 million) of Class E equity units issued to Enbridge by EEP and the repayment of approximately $359 million (US$306 million) of indebtedness owed to Enbridge. Prior to the transfer, EEP owned the remaining 33.3% interest in the United States segment of the Alberta Clipper pipeline.

The Class E units issued to Enbridge are entitled to the same distributions as the Class A units held by the public and are convertible into Class A units on a one-for-one basis at Enbridge’s option. The transaction applies to all distributions declared subsequent to the transfer. The Class E units are redeemable at EEP’s option after 30 years, if not converted by Enbridge prior to that time. The units have a liquidation preference equal to their notional value at December 23, 2014 of US$38.31 per unit, which was determined based on the trailing five-day volume-weighted average price of EEP’s Class A common units. Enbridge’s economic interest in EEP increased from 33.7% to 36.6% as a result of the transfer. EEP recorded the Class E units at fair value. As a result, the Company recorded a decrease in Noncontrolling interests of $304 million and increases in Additional paid-in capital and Deferred income tax liabilities of $218 and $86 million, respectively.

EEP ISSUANCE OF CLASS A UNITS

In March 2015, EEP completed a listed share issuance. The Company participated only to the extent to maintain its 2% General Partner interest, resulting in a decrease in the overall economic interest from 36.6% to 35.9%. The listed share issuance resulted in contributions of $366 million (US$289 million) from noncontrolling interest holders.

In addition to its economic interest, Enbridge also holds interest in the preferred units of EEP.